[Logo]                                    SEMIANNUAL REPORT, SEPTEMBER 30, 1998
                                                  AMERICAN GAS INDEX FUND, INC.
                                 4922 FAIRMONT AVENUE, BETHESDA, MARYLAND 20814
                                                  (800) 622-1386 (301) 657-1510

--------------------------------------------------------------------------------

                                                               November 17, 1998

Dear Shareholders:

During the six-month period ended September 30, 1998, the net asset value (NAV) of the American Gas Index Fund exhibited uncharacteristic volatility. The Fund's NAV of $18.59, at the beginning of this period, climbed to an all-time high of $18.95 on April 2. It retreated to $16.32 on August 31 and closed at $18.22 on September 30. The resulting total return, including dividends totaling 26 cents per share, was a negative 0.60%. For this six-month period, the Fund outperformed the broad market represented by the Dow Jones Industrials and S&P 500 benchmarks but lagged behind the Dow Jones Utility average. Many analysts attribute the strong gains in utility stocks to a so called "flight-to-quality" or "safe havens" by numerous nervous individual and institutional investors.

Two major mergers within the Fund's holdings were finalized during this period. Sempra Energy was formed from Enova Corp. and Pacific Enterprises and MarketSpan Corp. from Keyspan Energy Corp. and Long Island Lighting Company. Several additional previously or newly announced mergers and acquisitions have been completed or are pending finalization.

The natural gas industry continues to receive positive forecasts from financial, government and energy analysts. The recent so called "final rule" issued by the United States Environmental Protection Agency regarding urban smog is considered by many commentators to promote

                  TOP FIVE PERFORMERS
     PRICE CHANGE: MARCH 31, 1998 - SEPT. 30, 1998
PECO Energy Co.                                   65.25%
National Gas & Oil Co.                            27.95%
Energy East Corp.                                 27.90%
Southern Union Co.                                25.00%
The Montana Power Co.                             23.92%

                 BOTTOM FIVE PERFORMERS
     PRICE CHANGE: MARCH 31, 1998 - SEPT. 30, 1998
MCN Energy Group, Inc.                            -54.35%
Virginia Gas Company                              -44.26%
Sonat, Inc.                                       -31.32%
Equitable Resources, Inc.                         -23.50%
Citizens Utilities Co., Series B                  -23.08%

                            TOTAL RETURN COMPARISON
                     (MARCH 31, 1998 - SEPTEMBER 30, 1998)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           Dow Jones
American Gas Index Fund    Dow Jones Industrials           Utilities    S&P 500
-0.60%                                    -9.92%               9.04%    -10.31%

 The average annual total return was 15.07% for the one-year period, 10.87% for the five-year period, and 11.12% for the period 5/10/89 (inception) through September 30, 1998. Returns are historical and include changes in principal and reinvested dividends and capital gains. Your return and principal will vary and you may have a gain or loss when you sell shares.

natural gas consumption at the expense of other fossil fuels, mainly coal. Abundant domestic and Canadian supply combined with expanding pipeline delivery systems provide confidence in the gas industry's ability to satisfy this predicted demand growth. This growth is expected to be particularly apparent in electric power generation and municipal vehicular transportation applications. Environmental, economic and national security considerations have renewed interest in other uses such as natural gas powered locomotives.
The Fund should continue to provide dividend income and long-term asset growth as the nation's economy expands and with it the demand for America's most benign fossil fuel. Please look for our website at www.rushmorefunds.com for daily NAV information, financial reports and quarterly Fund performance reviews. And, as always, please feel free to contact us if you have questions or if we can help you in any way. Your interest in and support of the Fund is appreciated. Sincerely,
/s/ Richard J. Garvey
---------------------
Richard J. Garvey
Chairman
American Gas Index Fund, Inc.

                         AMERICAN GAS INDEX FUND, INC.
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

                                                   MARKET VALUE    PERCENT OF
                                          SHARES     (NOTE 1)      NET ASSETS
                                          -------  -------------   ----------
COMMON STOCKS
Duke Energy Corp. ......................  180,000   $11,913,750       5.12%
Columbia Energy Group ..................  200,000    11,725,000       5.04
The Williams Companies, Inc. ...........  400,000    11,500,000       4.94
Consolidated Natural Gas Co. ...........  200,000    10,900,000       4.68
The Coastal Corp. ......................  310,000    10,462,500       4.49
Sempra Energy ..........................  400,000    10,425,000       4.48
MarketSpan Corp. .......................  350,000    10,040,625       4.31
Enron Corp. ............................  190,000    10,034,375       4.31
El Paso Energy Corp. ...................  295,000     9,569,062       4.11
PG&E Corp. .............................  265,000     8,463,438       3.64
Houston Industries, Inc. ...............  265,000     8,248,125       3.54
KN Energy, Inc. ........................  110,000     5,637,500       2.42
NICOR, Inc. ............................  125,000     5,179,688       2.23
Consolidated Edison Inc. ...............   85,000     4,430,625       1.90
National Fuel Gas Co. ..................   85,000     3,995,000       1.72
Sonat, Inc. ............................  130,000     3,883,750       1.67
Peoples Energy Corp. ...................   95,000     3,420,000       1.47
Washington Gas Light Co. ...............  120,000     3,322,500       1.43
NIPSCO Industries, Inc. ................  100,000     3,287,500       1.41
CMS Energy Corp. .......................   75,000     3,267,187       1.40
Public Service Enterprise Group,
  Inc. .................................   80,000     3,145,000       1.35
Piedmont Natural Gas Company, Inc. .....   90,000     3,048,750       1.31
AGL Resources, Inc. ....................  155,000     3,003,125       1.29
Questar Corp. ..........................  140,000     2,695,000       1.19
ONEOK, Inc. ............................   75,000     2,550,000       1.09
Atmos Energy Corp. .....................   85,000     2,427,813       1.04
MCN Energy Group, Inc. .................  135,000     2,303,437       0.99
New Century Energies, Inc. .............   42,500     2,069,219       0.89
Indiana Energy, Inc. ...................   62,300     1,954,663       0.84
WICOR, Inc. ............................   80,000     1,910,000       0.82
Eastern Enterprises ....................   42,103     1,773,589       0.76
Puget Sound Energy, Inc. ...............   61,000     1,692,750       0.73
Northwest Natural Gas Co. ..............   60,000     1,659,378       0.71
Texas Utilities Co. ....................   35,000     1,629,687       0.70
PECO Energy Co. ........................   42,500     1,553,906       0.67
Southwest Gas Corp. ....................   75,000     1,532,812       0.66
Bay State Gas Co. ......................   37,500     1,460,156       0.63
Cinergy Corp. ..........................   37,500     1,434,375       0.62
New Jersey Resources Corp. .............   40,000     1,425,000       0.61

                         AMERICAN GAS INDEX FUND, INC.
                      STATEMENT OF NET ASSETS (CONTINUED)

                                                   MARKET VALUE    PERCENT OF
                                          SHARES     (NOTE 1)      NET ASSETS
                                          -------  -------------   ----------
COMMON STOCKS (CONTINUED)
MDU Resources Group, Inc. ..............   52,500    $1,378,125       0.59%
UtiliCorp United, Inc. .................   35,000     1,378,125       0.59
Southern Union Co.* ....................   66,937     1,338,740       0.58
Interstate Energy Corp. ................   40,000     1,282,500       0.55
Equitable Resources, Inc. ..............   50,000     1,271,875       0.54
Public Service Co. of North Carolina,
  Inc. .................................   55,000     1,271,875       0.54
Northern States Power Co. ..............   45,000     1,262,812       0.54
Baltimore Gas and Electric Co. .........   37,500     1,251,562       0.53
The Montana Power Co. ..................   25,000     1,117,187       0.48
Nigara Mohawk Power Corp. ..............   70,000     1,076,250       0.46
Laclede Gas Co. ........................   46,000     1,060,875       0.46
MidAmerican Energy Holdings Co. ........   40,000     1,057,500       0.45
Energy East Corp. ......................   20,000     1,020,000       0.44
Pennsylvania Enterprises, Inc. .........   40,600     1,015,000       0.44
Wisconsin Energy Corp. .................   30,000       946,875       0.41
TECO Energy, Inc. ......................   30,000       856,875       0.37
Energen Corp. ..........................   45,000       855,000       0.37
LG&E Energy Corp. ......................   30,000       836,250       0.36
DPL, Inc. ..............................   40,000       785,000       0.34
South Jersey Industries, Inc. ..........   30,000       774,375       0.33
North Carolina Natural Gas Corp. .......   30,000       750,000       0.32
Colonial Gas Co. .......................   25,000       723,438       0.31
Yankee Energy System, Inc. .............   27,500       720,156       0.31
NUI Corp. ..............................   30,000       690,000       0.30
Connecticut Energy Corp. ...............   25,000       675,000       0.29
Dynegy, Inc. ...........................   47,300       635,594       0.27
Rochester Gas & Electric Corp. .........   20,000       625,000       0.27
Commonwealth Energy System .............   17,000       618,375       0.27
Citizens Utilities Co., Series B .......   75,000       609,375       0.26
CTG Resources, Inc. ....................   25,000       604,687       0.26
UGI Corp. ..............................   25,000       578,125       0.25
Illinova Corp. .........................   20,000       573,750       0.25
SEMCO Energy, Inc. .....................   36,750       537,469       0.23
Public Service Co. of New Mexico .......   22,500       499,219       0.21
Connectiv, Inc. ........................   20,000       456,250       0.20
WPS Resources Corp. ....................   12,500       446,875       0.19
Orange and Rockland Utilities, Inc. ....    7,500       411,563       0.18
Providence Energy Corp. ................   17,000       331,500       0.14
EnergySouth, Inc. ......................   16,000       330,000       0.14
SIGCORP, Inc. ..........................   10,000       323,125       0.14
Central Hudson Gas and Electric
  Corp. ................................    6,500       272,188       0.12

                         AMERICAN GAS INDEX FUND, INC.
                      STATEMENT OF NET ASSETS (CONTINUED)

                                                   MARKET VALUE    PERCENT OF
                                          SHARES     (NOTE 1)      NET ASSETS
                                          -------  -------------   ----------
COMMON STOCKS (CONTINUED)
EnergyNorth, Inc. ......................    9,000  $    248,063       0.11%
Sierra Pacific Resources ...............    6,000       232,875       0.10
National Gas & Oil Co. .................   15,300       196,988       0.08
Southwestern Energy Co. ................   22,000       187,000       0.08
Chesapeake Utilities Corp. .............   10,000       179,375       0.08
The Berkshire Gas Co. ..................    7,500       168,750       0.07
Fall River Gas Co. .....................   10,000       154,375       0.07
Entergy Corp. ..........................    5,000       153,750       0.07
Roanoke Gas Co. ........................    7,500       146,250       0.06
Valley Resources, Inc. .................   12,000       140,250       0.06
PP&L Resources, Inc. ...................    5,000       129,375       0.06
Delta Natural Gas Co., Inc. ............    6,500       110,094       0.05
Corning Natural Gas Corp. ..............    4,500        90,000       0.04
Energy West, Inc. ......................    7,500        69,375       0.03
Virginia Gas Co. .......................   15,000        63,750       0.03
Minnesota Power, Inc. ..................    1,000        44,063       0.02
                                                   -------------   ----------
Total Common Stocks (Cost
  $128,924,137) ........................            224,537,108      96.50
                                                   -------------   ----------

REPURCHASE AGREEMENT

With PaineWebber Inc. at 5.25%, dated
  9/30/98, to be repurchased at
  $10,253,732 on 10/1/98, collaterized
  by U.S. Treasury Notes due 8/31/99
  (Cost $10,252,236) ...................             10,252,236       4.41
                                                   -------------   ----------
TOTAL INVESTMENTS (COST
  $139,176,373) ........................            234,789,344     100.91
LIABILITIES IN EXCESS OF OTHER
  ASSETS ...............................             (2,120,585)     (0.91)
                                                   -------------   ----------
NET ASSETS (NOTE 5) ....................           $232,668,759     100.00%
                                                   -------------   ----------
                                                   -------------   ----------
NET ASSET VALUE PER SHARE (BASED ON
  12,772,312 SHARES OUTSTANDING) .......                 $18.22
                                                   -------------
                                                   -------------

                             *Non-income producing
                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME (Note 1)
  Dividends......................................................  $ 3,998,087
  Interest.......................................................      243,951
                                                                   -----------
    Total Investment Income......................................    4,242,038
                                                                   -----------
EXPENSES
  Investment Advisory Fee (Note 2)...............................      455,577
  Accounting and Administrative Service Fee (Note 2).............      398,630
  Administrative Fee (Note 2)....................................      113,894
                                                                   -----------
    Total Expenses...............................................      968,101
                                                                   -----------
NET INVESTMENT INCOME............................................    3,273,937
                                                                   -----------
Net Realized Gain on Investment Transactions.....................    3,996,497
Change in Net Unrealized Appreciation/Depreciation of Investments
  (Note 4).......................................................   (8,813,495)
                                                                   -----------
NET LOSS ON INVESTMENTS..........................................   (4,816,998)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $(1,543,061)
                                                                   -----------
                                                                   -----------

                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                 MONTHS ENDED      FOR THE YEAR
                                                              SEPTEMBER 30, 1998      ENDED
                                                                 (UNAUDITED)      MARCH 31, 1998
                                                              ------------------  --------------
OPERATIONS
  Net Investment Income.....................................     $  3,273,937      $  6,200,861
  Net Realized Gain on Investment Transactions..............        3,996,497        10,027,070
  Change in Net Unrealized Appreciation/Depreciation of
    Investments.............................................       (8,813,495)       40,256,921
                                                              ------------------  --------------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................       (1,543,061)       56,484,852
                                                              ------------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income................................       (3,292,399)       (6,222,067)
  From Net Realized Gain on Investment Transactions.........               --        (1,570,262)
                                                              ------------------  --------------
    Total Distributions to Shareholders.....................       (3,292,399)       (7,792,329)
                                                              ------------------  --------------
SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.........................       18,853,196        47,979,895
  Reinvestment of Distributions.............................        2,955,761         6,937,426
  Cost of Shares Redeemed...................................      (28,672,458)      (72,300,100)
                                                              ------------------  --------------
    Net Decrease in Net Assets Resulting from Share
      Transactions..........................................       (6,863,501)      (17,382,779)
                                                              ------------------  --------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS..................      (11,698,961)       31,309,744

NET ASSETS -- Beginning of Period...........................      244,367,720       213,057,976
                                                              ------------------  --------------
NET ASSETS -- End of Period.................................     $232,668,759      $244,367,720
                                                              ------------------  --------------
                                                              ------------------  --------------
SHARES
  Sold......................................................        1,053,558         2,842,334
  Issued in Reinvestment of Distributions...................          160,702           402,257
  Redeemed..................................................       (1,589,702)       (4,449,482)
                                                              ------------------  --------------
    Net Decrease in Shares..................................         (375,442)       (1,204,891)
                                                              ------------------  --------------
                                                              ------------------  --------------

                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                              FINANCIAL HIGHLIGHTS

                                          FOR THE SIX
                                          MONTHS ENDED                    FOR THE YEARS ENDED MARCH 31,
                                       SEPTEMBER 30, 1998   ----------------------------------------------------------
                                          (UNAUDITED)          1998        1997        1996        1995        1994
                                      --------------------  ----------  ----------  ----------  ----------  ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..........................        $   18.59        $   14.84   $   13.25   $   11.13   $   11.08   $   12.17
                                               ------       ----------  ----------  ----------  ----------  ----------
  Income from Investment Operations:
    Net Investment Income...........             0.26             0.47        0.45        0.45        0.44        0.41
    Net Realized and Unrealized
      Gains (Losses) on
      Securities....................            (0.37)            3.87        1.60        2.13        0.05       (1.03)
                                               ------       ----------  ----------  ----------  ----------  ----------
      Total from Investment
        Operations..................            (0.11)            4.34        2.05        2.58        0.49       (0.62)
                                               ------       ----------  ----------  ----------  ----------  ----------
Distributions to Shareholders:
  From Net Investment Income........            (0.26)           (0.47)      (0.46)      (0.46)      (0.44)      (0.41)
  From Net Realized Gain on
    Investments.....................               --            (0.12)         --          --          --       (0.06)
                                               ------       ----------  ----------  ----------  ----------  ----------
      Total Distributions...........            (0.26)           (0.59)      (0.46)      (0.46)      (0.44)      (0.47)
                                               ------       ----------  ----------  ----------  ----------  ----------
  Net Increase (Decrease) in Net
    Asset Value.....................            (0.37)            3.75        1.59        2.12        0.05       (1.09)
                                               ------       ----------  ----------  ----------  ----------  ----------
  Net Asset Value -- End of
    Period..........................        $   18.22        $   18.59   $   14.84   $   13.25   $   11.13   $   11.08
                                               ------       ----------  ----------  ----------  ----------  ----------
                                               ------       ----------  ----------  ----------  ----------  ----------

TOTAL INVESTMENT RETURN.............            (0.60)%(A)       29.62%      15.60%      23.46%       4.72%      (5.37)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..........................             0.85%(B)         0.85%       0.85%       0.85%       0.85%       0.84%
  Net Investment Income.............             2.90%(B)         2.83%       3.06%       3.71%       4.04%       3.33%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...........              5.3%            12.9%        8.2%       10.0%        8.5%       11.4%
  Net Assets at End of Period (000's
    omitted)........................         $232,669         $244,368    $213,058    $204,000    $188,544    $209,036
  Number of Shares Outstanding at
    End of Period (000's omitted)...           12,772           13,148      14,353      15,391      16,941      18,858

------------------------------

(A) Total returns for periods of less than one year are not annualized.

(B) Annualized

                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

American Gas Index Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund is authorized to issue 1,000,000,000 shares of $0.001 par value capital stock. The Fund invests primarily in the common stock of natural gas distribution and transmisson companies. Since the Fund has a specialized focus, it carries more risk than a fund that invests more generally. The financial statements have been prepared in conformity with generally accepted accounting principals which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows.

       (a) Securities listed on stock exchanges are valued at the last sales price of the applicable exchange. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Directors will value the Fund's securities in good faith.

       (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

       (c) Net investment income is computed, and dividends are declared quarterly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Capital gains, if any, are distributed annually.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee for such services at an annual rate of 0.40% of the average daily net assets of the Fund. Certain Officers and Directors of the Fund are affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and other shareholder services to the Fund. In addition, the Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services the Trust receives an annual fee of 0.35% of the average daily net assets of the Fund.

The American Gas Association (A.G.A.) serves as administrator for the Fund. As administrator, A.G.A. calculates and maintains the Index and provides the Fund with information concerning the natural gas industry. For these services the Fund pays a fee at an annual rate of 0.10% of the average daily net assets of the Fund.

3.  SECURITIES TRANSACTIONS

For the period ended September 30, 1998, purchases of securities were $15,656,323, and sales of securities were $11,621,156. These totals exclude short-term securities.

4.  NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS

As of September 30, 1998, net unrealized appreciation of investments for Federal income tax purposes was $94,427,597 of which $95,500,988 related to appreciated investments and $1,073,391 related to depreciated investments. At September 30, 1998, the cost of the Fund's securities for Federal income tax purposes was $140,361,747.

5.  NET ASSETS

At September 30, 1998 net assets consisted of the following:

Paid-in-Capital..........................................................  $129,890,394
Net Unrealized Appreciation of Investments...............................    95,612,971
Accumulated Realized Gain on Investments.................................     7,150,795
Undistributed Net Investment Income......................................        14,599
                                                                           -------------
Net Assets...............................................................  $232,668,759
                                                                           -------------
                                                                           -------------

                                                     [LOGO]

                                                    Semi-Annual Report
                                                    September 30, 1998